Loans and advances to customers - Breakdown of loans (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial instruments received as collateral	$ 65,177	$ 82,342
Gross carrying amount
Financial instruments
Loans and advances to customers.	723,827	750,305
Fixed interest rate | Gross carrying amount
Financial instruments
Loans and advances to customers.	307,990	270,930
Floating interest rate | Gross carrying amount
Financial instruments
Loans and advances to customers.	415,837	479,375
Mexico | Gross carrying amount
Financial instruments
Loans and advances to customers.	723,827	750,305
Public sector | Gross carrying amount
Financial instruments
Loans and advances to customers.	73,016	70,450
Individuals | Gross carrying amount
Financial instruments
Loans and advances to customers.	290,580	274,053
Communications and transportation | Gross carrying amount
Financial instruments
Loans and advances to customers.	33,250	35,773
Construction | Gross carrying amount
Financial instruments
Loans and advances to customers.	38,160	47,872
Manufacturing | Gross carrying amount
Financial instruments
Loans and advances to customers.	53,187	63,652
Services | Gross carrying amount
Financial instruments
Loans and advances to customers.	109,180	122,970
Tourism | Gross carrying amount
Financial instruments
Loans and advances to customers.	26,275	25,244
Other sectors | Gross carrying amount
Financial instruments
Loans and advances to customers.	100,179	110,291
Commercial, financial and industrial loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	339,545	373,943
Public sector loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	73,016	70,450
Mortgage loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	167,818	147,810
Reverse repurchase agreements | Gross carrying amount
Financial instruments
Loans and advances to customers.	10,844	25,789
Installment loans to individuals - Revolving consumer credit cards loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	51,266	57,760
Installment loans to individuals - Non-revolving consumer loans | Gross carrying amount
Financial instruments
Loans and advances to customers.	59,429	56,601
Loans to customers (non-performing) | Gross carrying amount
Financial instruments
Loans and advances to customers.	21,909	17,952
Reverse repurchase agreement transactions | Debt instruments. | Other financial assets at fair value through profit or loss
Financial instruments
Financial instruments received as collateral	$ 6,398	$ 8,115